SEI INVESTMENTS LOGO


                             Semi-Annual Report as of March 31, 2002 (Unaudited)


                                           SEI Institutional International Trust


                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

Table of Contents

------------------------------------------------------------

Statement of Net Assets/Schedules of Investments           1
------------------------------------------------------------
Statements of Assets and Liabilities                      17
------------------------------------------------------------
Statements of Operations                                  18
------------------------------------------------------------
Statements of Changes in Net Assets                       19
------------------------------------------------------------
Financial Highlights                                      21
------------------------------------------------------------
Notes to Financial Statements                             22
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


International Equity Fund
March 31, 2002


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
FOREIGN COMMON STOCKS -- 95.8%
Australia -- 2.6%
   Aristocrat Leisure                   183,622      $      616
   Australia and New Zealand
     Banking Group                      500,581           4,747
   BHP Billiton                       2,831,135          17,225
   Billabong International              210,729           1,007
   Brambles Industries                  297,714           1,509
   Broken Hill Proprietary ADR           56,377             690
   Cochlear                              27,595             633
   Coles Myer                           233,948           1,071
   Commonwealth Bank of Australia        80,263           1,373
   Computershare                        226,464             297
   CSL                                   42,167             930
   Foster's Group                       797,325           1,970
   Harvey Norman Holdings               135,601             258
   James Hardie                         109,410             370
   Macquarie Bank                        73,817           1,310
   Macquarie Infrastructure Group       866,661           1,591
   National Australia Bank              189,298           3,452
   Newcrest Mining                      134,751             453
   News                                 279,956           1,960
   News ADR                               6,500             185
   Patrick                               84,137             718
   Qantas Airways                       509,624           1,221
   QBE Insurance Group                  969,174           3,719
   Resmed*                              148,892             608
   Rio Tinto                             75,031           1,509
   Southcorp                            177,498             612
   Suncorp-Metway                       205,797           1,373
   Telstra Corp                       2,349,373           6,746
   Westfield Holdings                   126,844           1,131
   Westpac Banking                      268,329           2,236
   WMC                                  577,264           2,998
   Woodside Petroleum                   139,119           1,091
   Woolworths                           546,343           3,639
                                                     ------------
                                                         69,248
                                                     ------------
Brazil -- 0.0%
   Cia Vale Do Rio Doce ADR*             12,000             329
                                                     ------------
Canada -- 0.6%
   Abitibi-Consolidated                 185,600           1,658
   Alcan Aluminum                        30,600           1,209
   Bombardier                           222,600           2,007
   Bombardier, Series B                 127,900           1,150
   Magna International, Series A         33,700           2,468
   National Bank of Canada               50,000           1,017
   Nortel Networks                      138,400             621
   Suncor Energy                         13,700             494


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Telus                                 26,872      $      283
   Thomson                              113,900           3,759
                                                     ------------
                                                         14,666
                                                     ------------
Denmark -- 0.2%
   Danisco A/S                          128,085           4,058
   Novo-Nordisk                          12,900             514
                                                     ------------
                                                          4,572
                                                     ------------
Finland -- 1.4%
   Nokia Oyj+                         1,332,973          28,177
   Nokia Oyj ADR                         32,100             666
   Stora Enso Oyj+                      431,875           5,463
   UPM-Kymmene Oyj+                      95,400           3,262
                                                     ------------
                                                         37,568
                                                     ------------
France -- 10.4%
   Accor                                237,252           9,521
   Air Liquide                           18,700           2,744
   Aventis                                  365          25,216
   Aventis                                  309          21,517
   Bouygues                             185,360           6,056
   Carrefour                            449,948          21,197
   Castorama Dubois Investissements     380,704          20,824
   Cie de Saint-Gobain                  185,616          30,297
   Groupe Danone                         91,888          10,830
   LVMH Moet Hennessy Louis Vuitton+    241,297          12,294
   Michelin (C.G.D.E.), Class B          52,900           2,009
   Pechiney                              27,600           1,471
   Renault                               47,600           2,284
   Sanofi-Synthelabo                    255,947          16,434
   Schneider Electric                   183,345           9,277
   Societe Generale, Class A             61,400           3,883
   Societe Television Francaise 1        51,100           1,590
   TotalFinaElf                         340,089          52,515
   Valeo+                               406,663          18,058
   Vivendi Universal                    160,983           6,261
                                                     ------------
                                                        274,278
                                                     ------------
Germany -- 6.4%
   Aixtron                               45,400             832
   Allianz                              144,790          34,231
   Bayer                                445,275          15,111
   Bayerische Motoren Werke              75,100           2,994
   DaimlerChrysler                      147,500           6,698
   Deutsche Bank                         52,800           3,376
   Deutsche Telekom+                    398,060           6,008
   E.ON                                 451,606          22,890
   Epcos*+                               31,800           1,458


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002    1

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Infineon Technologies*+               70,086      $    1,579
   Infineon Technologies ADR              3,200              72
   Metro                                 72,000           2,418
   Muenchener Rueckversicherungs        145,753          36,239
   Preussag                              34,000           1,025
   RWE                                   89,765           3,367
   SAP                                   62,837           9,539
   Siemens+                             160,919          10,529
   ThyssenKrupp                         226,900           3,563
   Volkswagen                           161,822           8,471
                                                     ------------
                                                        170,400
                                                     ------------
Greece -- 0.1%
   Coca Cola Hellenic Bottling*           8,400             113
   Hellenic Telecommunications
     Organization*                      134,409           1,951
                                                     ------------
                                                          2,064
                                                     ------------
Hong Kong -- 2.7%
   Cheung Kong Holdings+                750,000           6,707
   China Mobile*                      3,205,500           9,904
   CLP Holdings+                        774,000           3,176
   CNOOC                                681,000             847
   Esprit Holdings                      900,329           1,558
   Hang Lung Properties               1,407,000           1,317
   Hang Seng Bank                       441,100           4,934
   Henderson Investment               1,184,000             956
   Hong Kong & China Gas                898,700           1,250
   Hong Kong Electric Holdings          579,000           2,190
   Hong Kong Exchanges and Clearing     394,000             611
   Hongkong Land Holdings             2,390,215           4,135
   Hutchison Whampoa                  1,724,400          15,199
   Johnson Electric Holdings          1,830,000           2,569
   Li & Fung                          2,216,000           3,537
   PetroChina                         2,052,000             424
   Shangri-La Asia                    2,000,000           1,692
   Sun Hung Kai Properties              638,800           4,853
   Swire Pacific                        624,000           3,376
   Television Broadcasts                149,000             694
   Wheelock                             855,000             669
   Wing Hang Bank                       101,000             365
                                                     ------------
                                                         70,963
                                                     ------------
Ireland -- 0.4%
   Allied Irish Banks                   277,520           3,414
   CRH                                  283,771           5,001
   Elan ADR*                             31,000             431
   Irish Life & Permanent               146,600           1,848
                                                     ------------
                                                         10,694
                                                     ------------


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
Italy -- 1.4%
   Assicurazioni Generali               149,500      $    3,690
   ENI-Ente Nazionale Idrocarburi     1,346,552          19,736
   Mediaset                             678,835           5,833
   Telecom Italia                     1,585,487           8,714
                                                     ------------
                                                         37,973
                                                     ------------
Japan -- 21.5%
   Acom                                  49,700           3,007
   Aderans                               28,000             832
   Advantest                             90,300           6,779
   Aeon                                 215,000           4,275
   Aiful                                 47,550           2,615
   Aisin Seiki                          108,000           1,213
   Amano                                174,000           1,145
   Anritsu                              135,000           1,070
   Asahi Kasei                        1,065,000           3,447
   Asatsu-DK                             78,400           1,650
   Avex                                  62,000           1,305
   Benesse                               12,000             274
   Bridgestone                          109,000           1,480
   C&S                                   85,700           1,623
   Canon                                742,683          27,570
   Capcom                                70,700           1,888
   Chubu Electric Power+                 56,200             886
   Chugai Pharmaceutical+               195,000           2,203
   Credit Saison+                       140,000           2,921
   Dai Nippon Printing                  383,000           4,303
   Daiichi Pharmaceutical                83,000           1,550
   Daiwa House Industry                 230,000           1,440
   Daiwa Securities Group+            2,034,000          12,032
   Denso                                139,000           2,108
   Don Quijote                           27,400           1,577
   FamilyMart                            72,000           1,168
   Fuji Heavy Industries                360,000           1,757
   Fuji Photo Film                      446,000          14,033
   Fuji Soft ABC                         65,400           2,147
   Fujikura                             542,000           2,045
   Fujitsu+                           1,292,000           9,895
   Goodwill Group                           156             360
   Hirose Electric                       77,100           5,387
   Hitachi                            1,550,000          11,332
   Hitachi Metals                       383,000           1,251
   Honda Motor+                          81,000           3,404
   Hosiden                              124,000           1,988
   Hoya                                  29,800           2,084
   Ito-Yokado                            23,000             915
   Jafco                                 29,700           2,196
   Japan Airlines+                      482,000           1,309
   Japan Airport Terminal               298,000           2,226

--------------------------------------------------------------------------------
2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Japan Telecom                            310      $      959
   Japan Tobacco                          1,118           6,774
   JSR                                  173,000           1,189
   Kamigumi                             431,000           1,538
   Kaneka                               201,000           1,301
   Kao                                  150,000           2,795
   Keihin                               254,000           2,503
   Keyence                                7,900           1,509
   Kokusai Securities                   151,000             695
   Konami                               155,300           3,468
   Kyocera                              107,200           7,417
   Lawson                                96,200           2,671
   Mabuchi Motor                         47,200           4,309
   Marui                                 97,000           1,164
   Matsushita Communication              33,000           1,133
   Matsushita Electric Industrial+      984,000          11,998
   Matsushita Electric Works            160,000           1,219
   Mitsubishi Electric*                 988,000           4,547
   Mitsubishi Estate+                   462,000           3,298
   Mitsubishi Heavy Industries        1,186,000           3,884
   Mitsubishi Motors*                   613,000           1,554
   Mitsui Fudosan                       503,000           4,019
   Mitsui Mining & Smelting             422,000           1,426
   Mitsui O.S.K. Lines                  550,000           1,224
   Mitsui Sumitomo Insurance          2,328,000          10,943
   Mizuho Holdings+                       1,381           3,293
   Mori Seiki                           139,000           1,156
   Murata Manufacturing                 158,900          10,191
   Namco                                 93,000           1,860
   NEC+                                 770,000           6,414
   Nichicon                             160,400           2,151
   Nikko Cordial                        802,000           3,540
   Nikon+                               152,000           1,625
   Nintendo                              81,800          12,035
   Nippon Broadcasting Systems           43,000           1,385
   Nippon Comsys                        348,000           1,938
   Nippon Electric Glass                 76,000             788
   Nippon Sheet Glass                    63,000             225
   Nippon System Development             57,900           1,953
   Nippon Telegraph & Telephone+          2,962          11,376
   Nippon Television Network              3,360             764
   Nissan Motor+                      3,277,000          23,687
   Nitto Denko                           91,000           2,657
   Nomura Holdings*                     550,000           7,134
   NTT DoCoMo                             1,023           2,779
   NTT DoCoMo (when issued)*              3,192           8,646
   Obic                                   5,800           1,096
   Olympus Optical                       88,000           1,096
   ORIX                                  50,600           3,795
   Osaka Gas                            565,000           1,253
   Promise                               70,300           3,018
   Ricoh                                 91,000           1,686
   Rohm                                 154,720          23,231
   Sanix                                 39,800             820


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Sankyo                               441,100      $    6,740
   Santen Pharmaceutical                148,000           1,666
   Secom                                 60,000           2,653
   Sekisui House                        789,000           5,632
   Sharp                                945,000          12,464
   Shimachu                              72,000           1,016
   Shimamura                              3,700             241
   Shin-Etsu Chemical                   327,400          13,858
   Shionogi                             413,000           6,482
   Shiseido                             181,000           1,878
   Sony                                 296,600          15,419
   Stanley Electric                      23,000             186
   Sumitomo                             765,000           4,242
   Sumitomo Electric Industries         435,000           2,938
   Sumitomo Realty & Developmnt         307,000           1,598
   Suzuki Motor+                        201,000           2,367
   Taisho Pharmaceutical                 86,000           1,301
   Taiyo Yuden                          112,000           1,851
   Takeda Chemical Industries           128,000           5,186
   Tanabe Seiyaku                       304,000           2,828
   TDK                                   75,100           4,035
   Terumo                               112,800           1,466
   Tokai Rubber Industries              280,000           2,028
   Tokio Marine & Fire Insurance+     1,087,000           7,718
   Tokyo Electric Power                  55,700           1,055
   Tokyo Electron                       262,200          18,221
   Tokyo Gas                          2,622,000           6,351
   Tokyo Style                          109,000             914
   Tokyu+                               374,000           1,160
   TonenGeneral Sekiyu                  212,000           1,608
   Toppan Forms                          87,200           1,355
   Toppan Printing                      583,398           5,485
   Toray Industries                     689,000           1,892
   Toyo Seikan Kaisha                   324,000           3,919
   Toyota Motor                         597,300          17,216
   Trans Cosmos                          18,000             536
   Trend Micro*                          18,000             470
   UFJ Holdings+                            846           2,030
   Ushio                                442,000           5,513
   Yamanouchi Pharmaceutical            608,000          15,185
   Yamatake                             205,000           1,503
                                                     ------------
                                                        568,025
                                                     ------------
Luxembourg -- 0.2%
   Arcelor*+                            290,201           3,975
   SES GLOBAL                            92,000             903
                                                     ------------
                                                          4,878
                                                     ------------
Mexico -- 0.3%
   America Movil SA de CV ADR           132,600           2,633
   Telefonos de Mexico SA de CV ADR     161,300           6,515
                                                     ------------
                                                          9,148
                                                     ------------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002    3

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
Netherlands -- 8.3%
   ABN Amro Holding                     144,912      $    2,752
   Aegon                                365,545           8,923
   Akzo Nobel                           564,662          26,404
   ASML Holding*                        188,100           4,742
   CSM                                  208,545           4,550
   Fortis*                              166,860           3,713
   Hagemeyer                            110,000           2,437
   Heineken                             117,325           4,780
   Heineken Holding                     111,250           3,397
   ING Groep                            988,079          26,894
   Koninklijke Philips Electronics      594,535          18,138
   Koninklijke Philips Electronics
      (NY Shares)                        16,100             487
   Royal Dutch Petroleum                435,903          23,863
   Royal Dutch Petroleum (NY Shares)      2,900             158
   Royal KPN*                         3,962,714          20,293
   TPG                                  939,262          19,527
   Unilever                             104,798           6,016
   VNU                                1,018,592          32,346
   Wolters Kluwer                       416,237           8,715
                                                     ------------
                                                        218,135
                                                     ------------
New Zealand -- 0.1%
   Baycorp Advantage                    190,593             498
   Fisher & Paykel Appliances
      Holdings*                          48,573             199
   Fletcher Building                    430,653             536
   Warehouse Group                      218,451             702
                                                     ------------
                                                          1,935
                                                     ------------
Norway -- 0.1%
   Statoil ASA*                         367,100           2,910
                                                     ------------
Portugal -- 0.2%
   Electricidade de Portugal          2,245,373           4,682
                                                     ------------
Singapore -- 1.1%
   Chartered Semiconductor
     Manufacturing*                      73,000             193
   DBS Group Holdings                   363,649           2,919
   DBS Group Holdings ADR*              381,000           3,061
   Fraser & Neave                       119,000             503
   Great Eastern Holdings                46,000             307
   Keppel                               106,000             236
   Keppel Land                          866,000             845
   Oversea-Chinese Banking              201,000           1,504
   Parkway Holdings                   1,189,000             555
   Singapore Airlines                   240,000           1,874
   Singapore Press Holdings             145,000           1,935
   Singapore Technologies
      Engineering                     1,341,000           1,680
   Singapore Telecommunications       6,236,000           5,377


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   United Overseas Bank                 805,380      $    6,639
   Venture Manufacturing Singapore       84,000             829
                                                     ------------
                                                         28,457
                                                     ------------
South Korea -- 1.4%
   Pohang Iron & Steel ADR              138,692           3,627
   Samsung Electronics                    7,170           1,931
   Samsung Electronics GDR+                 235          32,216
                                                     ------------
                                                         37,774
                                                     ------------
Spain -- 1.5%
   Altadis                               56,500           1,033
   Banco Bilbao Vizcaya Argentaria      276,100           3,288
   Iberdrola                            368,079           4,804
   Inditex*                             155,200           2,918
   Telefonica*                        2,454,039          27,510
   Telefonica ADR*                       18,681             618
                                                     ------------
                                                         40,171
                                                     ------------
Sweden -- 2.9%
   Assa Abloy                           161,400           2,135
   Atlas Copco                          789,887          18,569
   ForeningsSparbanken                  558,677           6,688
   Nordea                             1,232,266           7,019
   Securitas                          1,196,691          23,741
   Svenska Handelsbanken                102,100           1,464
   Telefonaktiebolaget LM Ericsson*   3,913,791          16,549
                                                     ------------
                                                         76,165
                                                     ------------
Switzerland -- 7.4%
   Adecco                               327,200          20,769
   Compagnie Financiere Richemont       315,850           7,277
   Credit Suisse Group*                 282,422          10,705
   Holcim                                36,005           8,157
   Nestle                                98,978          22,011
   Novartis+                            490,572          19,296
   Roche Holding                        479,712          37,295
   Schindler Holding                      1,114           1,921
   STMicroelectronics                        67           2,238
   STMicroelectronics                        21             726
   Swiss Reinsurance                    114,787          10,562
   Swisscom                              13,009           3,929
   Syngenta                             285,983          17,472
   UBS*                                 620,492          30,549
   Zurich Financial Services             14,960           3,469
                                                     ------------
                                                        196,376
                                                     ------------

--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
Taiwan -- 0.6%
   Taiwan Semiconductor Manufacturing
     ADR*+                              567,137      $   11,768
   United Microelectronics ADR*+        499,973           5,325
                                                     ------------
                                                         17,093
                                                     ------------
United Kingdom -- 24.0%
   Allied Domecq                      2,630,292          16,106
   ARM Holdings*                        250,600           1,013
   AstraZeneca                              316          15,683
   AstraZeneca                              257          12,767
   AstraZeneca ADR                       15,300             759
   BAA                                  972,874           8,825
   BAE Systems                        9,237,026          44,064
   Barclays*                            319,202           9,864
   BG Group                             371,000           1,609
   BHP Billiton                         235,000           1,339
   BOC Group                            479,079           7,265
   BP                                 3,018,418          26,864
   Brambles Industries                  301,800           1,442
   British American Tobacco           1,129,759          10,859
   British Sky Broadcasting*            300,970           3,566
   BT Group*                          5,341,804          21,299
   Bunzl                                523,465           3,951
   Cadbury Schweppes                  2,266,339          15,644
   Centrica                             453,000           1,468
   Compass Group                      3,350,797          22,426
   Diageo                               443,228           5,794
   GlaxoSmithKline                    1,938,446          45,656
   GUS                                  696,781           6,945
   Hays                               2,053,684           5,279
   HSBC Holdings                      1,165,192          13,473
   Imperial Tobacco Group               972,730          16,068
   Innogy Holdings                    1,238,905           4,763
   J Sainsbury                        1,231,738           7,007
   Lattice Group                      2,829,337           7,031
   Lloyds TSB Group                   3,116,044          31,993
   Marks & Spencer Group              1,357,771           7,449
   Marks & Spencer Group, Cl B*       1,677,247           1,642
   National Grid Group                  232,500           1,534
   Pearson                              206,700           2,655
   Prudential                           729,132           7,351
   Reckitt Benckiser                     78,300           1,287
   Reed International                 5,497,072          53,308
   Rentokil Initial                   1,812,745           7,305
   Reuters Group                        192,900           1,487
   Rolls-Royce                          815,810           2,190
   Royal Bank of Scotland Group         548,740          14,128
   Scottish & Southern Energy           843,030           8,163
   Shell Transport & Trading          4,417,629          32,900
   Shire Pharmaceuticals*                75,000             580


-----------------------------------------------------------------
                             Shares/Face Amount    Market Value
Description                         (Thousands)   ($ Thousands)
-----------------------------------------------------------------
   Smiths Group                         296,040      $    3,419
   Standard Chartered                 1,633,916          17,834
   Tate & Lyle                          699,349           3,478
   Unilever                           3,406,319          27,260
   Vodafone Group                    33,077,816          61,116
   Wolseley                             331,960           3,370
   WPP Group                            448,863           5,126
                                                     ------------
                                                        634,404
                                                     ------------
Total Foreign Common Stock
   (Cost $2,524,039)                                  2,532,908
                                                     ------------
FOREIGN PREFERRED STOCK -- 0.2%
Australia -- 0.2%
   News                                 727,399           4,270
                                                     ------------
Total Foreign Preferred Stock
   (Cost $4,069)                                          4,270
                                                     ------------

RIGHTS -- 0.0%
Spain -- 0.0%
   Telefonica                         2,447,939             555
                                                     ------------
Total Rights
   (Cost $665)                                              555
                                                     ------------

FOREIGN CONVERTIBLE BONDS -- 0.2%
Japan -- 0.2%
   Capcom
        1.000%, 09/30/05          JPY   173,000           1,547
   Hellenic Finance
        2.000%, 08/02/05          EUR       393             356
   Sanwa International Finance
        1.250%, 08/01/05          JPY   252,000             803
   UFJ Holdings
        0.530%, 08/01/14          JPY   253,000             981
                                                     ------------
                                                          3,687
                                                     ------------
United States -- 0.0%
   MBL International Finance
        3.000%, 11/30/02                 $  935             937
                                                     ------------
Total Foreign Convertible Bonds
   (Cost $8,066)                                          4,624
                                                     ------------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002    5

STATEMENT OF NET ASSETS (Unaudited)

International Equity Fund (Concluded)
March 31, 2002
-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                         (Thousands)   ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.2%
United States -- 0.2%
   U.S. Treasury Bill (1)(2)
        1.820%, 08/29/02                 $6,100      $    6,051
                                                     ------------
Total U.S. Treasury Obligations
   (Cost $6,053)                                          6,051
                                                     ------------
Time Deposit -- 0.0%
   Jardine Fleming
        1.500%, 04/01/02                 $  660             660
                                                     ------------
Total Time Deposit
   (Cost $660)                                              660
                                                     ------------

REPURCHASE AGREEMENTS -- 2.9%
   J.P. Morgan Chase
     1.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $60,109,767 (collateralized
     by U.S. Government Obligations:
     total market value $61,302,602)    $60,097          60,097
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $2,200,208 (collateralized
     by U.S. Government Obligations:
     total market value $2,247,615)     $ 2,202           2,202
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $5,704,539 (collateralized
     by U.S. Government Obligations:
     total market value $5,818,741)     $ 5,704           5,704
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $7,138,674 (collateralized by
     U.S. Government Obligations:
     total market value $7,284,098)     $ 7,138           7,138
                                                     ------------
Total Repurchase Agreements
   (Cost $75,141)                                        75,141
                                                     ------------
Total Investments -- 99.3%
   (Cost $2,618,693)                                  2,624,209
                                                     ------------
Other Assets & Liabilities-- 0.7%                        18,192
                                                     ------------


-----------------------------------------------------------------
                                                   Market Value
Description                                       ($ Thousands)
-----------------------------------------------------------------
Net Assets:
Portfolio Shares of Class A
   (unlimited authorization -- no par value)
   based on 297,384,594 outstanding shares
   of beneficial interest                            $3,339,800
Portfolio Shares of Class I
   (unlimited authorization -- no par value)
   based on 72,762 outstanding shares
   of beneficial interest                                   653
Accumulated net investment loss                          (5,252)
Accumulated net realized loss on investments           (698,463)
Net unrealized appreciation on investments                5,516
Net unrealized appreciation on futures contracts            237
Net unrealized depreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                        (90)
                                                     ------------
Total Net Assets-- 100.0%                            $2,642,401
                                                     ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                             $8.88
                                                     ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                             $8.88
                                                     ============

*   Non-Income Producing Security
+ This security, or a partial position of this security, is on loan at March 31, 2002 (see Note 9). The total value of securities on loan at March 31, 2002 is $169,191,341.
(1) Securities pledged as collateral on open futures contracts.
(2) Yields shown are effective yields at time of purchase.
ADR -- American Depository Receipt
EUR -- Euro
GDR -- Global Depository Receipt
JPY -- Japanese Yen
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

Emerging Markets Equity Fund

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
FOREIGN COMMON STOCKS -- 88.7%
Argentina -- 0.2%
   Banco Hipotecario*                   311,924      $      304
   Perez Companc ADR*                    87,700             712
   Quilmes Industrial ADR                80,620             815
   Telecom Argentina ADR                108,850             312
                                                     ------------
                                                          2,143
                                                     ------------
Brazil -- 5.5%
   Banco Bradesco ADR                    21,108             639
   Banco Itau ADR                        29,900           1,199
   Brasil Telecom Participacoes ADR      20,155             804
   Cemig ADR                             46,760             697
   Centrais Eletricas Brasileiras    89,535,300           1,491
   Centrais Eletricas Brasileiras ADR    36,240             303
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR             23,000             522
   Cia de Bebidas das Americas ADR      250,481           4,887
   Cia de Saneamento Basico do
     Estado de Sao Paulo             33,440,000           1,842
   Cia Paranaense de Energia ADR        174,264           1,359
   Cia Siderurgica Nacional          82,105,300           1,480
   Cia Siderurgica Nacional ADR          17,400             315
   Cia Vale Do Rio Doce ADR*             61,651           1,689
   Cia Vale do Rio Doce ADR             139,369           3,693
   Embratel Participacoes ADR            43,431             150
   Empresa Brasileira de Aeronautica
     ADR                                 71,153           1,436
   Petroleo Brasileiro                  443,260          11,722
   Petroleo Brasileiro ADR              419,345          10,454
   Tele Celular Sul Participacoes ADR    75,000           1,001
   Tele Centro Oeste Celular
     Participacoes ADR                  295,100           1,779
   Tele Norte Leste Participacoes ADR   303,659           3,814
   Telemar Norte Leste               42,744,000             938
   Telesp Celular Participacoes ADR      50,140             317
   Ultrapar Participacoes ADR           165,800           1,542
   Uniao de Bancos Brasileiros GDR      149,631           3,659
   Votorantim Celulose e Papel
     SA - VCP                            62,310           1,168
                                                     ------------
                                                         58,900
                                                     ------------
Chile -- 1.0%
   Banco de Chile ADR                    69,320           1,251
   Banco Santander ADR                   26,755             415
   Banco Santiago ADR                    31,045             624
   Cia Cervecerias Unidas ADR            63,203           1,046
   Cia de Telecomunicaciones de
     Chile ADR                          207,820           3,111
   Distribucion y Servicio D&S ADR       43,388             625
   Empresa Nacional de Electricidad
     SA/Chile ADR                        84,411             793
   Enersis ADR*                         101,847             921
   Quinenco ADR*                        363,400           2,209
                                                     ------------
                                                         10,995
                                                     ------------


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
China -- 1.8%
   Angang New Steel                   2,816,000      $      422
   China Petroleum & Chemical         4,050,000             654
   China Southern Airlines*           6,018,000           1,987
   Guangshen Railway                  8,882,000           1,606
   Huaneng Power International        2,059,000           1,373
   PetroChina                        15,109,600           3,119
   PetroChina ADR                        70,050           1,465
   Qingling Motors                   10,039,200           1,712
   Shandong International Power
     Development                      4,140,100           1,024
   Sinopec Shanghai Petrochemical*    2,870,000             390
   Sinopec Yizheng Chemical Fibre    11,074,600           1,661
   Travelsky Technology               1,431,000           1,092
   Zhejiang Expressway               10,372,000           2,693
                                                     ------------
                                                         19,198
                                                     ------------
Croatia -- 0.2%
   Pliva GDR                            177,100           2,533
                                                     ------------
Czech Republic -- 0.4%
   Cesky Telecom                         54,216             499
   CEZ                                  490,400           1,060
   Komercina Banka GDR*                  50,050             723
   Komercni Banka*                       40,465           1,770
                                                     ------------
                                                          4,052
                                                     ------------
Egypt -- 0.6%
   Commercial International Bank GDR    321,300           2,089
   Misr International Bank GDR (A)      497,625           1,157
   Orascom Construction Industries      183,494           1,208
   Paints & Chemical Industry GDR (A)   557,800             460
   Suez Cement GDR (A)*                 242,648           1,856
                                                     ------------
                                                          6,770
                                                     ------------
Hong Kong -- 4.0%
   Brilliance China Automotive        3,905,500             651
   China Insurance International
     Holdings                           546,000             306
   China Merchants Holdings
     International                      635,000             501
   China Mobile*                      6,226,000          19,237
   China Mobile ADR*                    113,600           1,755
   China Pharmaceutical ENT*          7,804,000             910
   China Resources Land               1,500,000             306
   Citic Pacific                        880,000           1,828
   CNOOC                              2,405,000           2,991
   CNOOC ADR                             46,700           1,158
   Denway Motors                      3,200,000             841
   Global Bio-Chem Technology Group   7,004,000           2,447
   Legend Group                       3,169,000           1,371
   Mandarin Oriental International    2,111,000             887
   Shanghai Industrial Holdings         560,000           1,131
   tom.com*                           3,620,000           1,822

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002    7

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   TPV Technology                     2,750,000      $    1,269
   Xinao Gas Holdings*                3,458,000           1,385
   Yanzhou Coal Mining                4,600,000           1,814
   YUE Yuen Industrial Holdings          90,000             245
                                                     ------------
                                                         42,855
                                                     ------------
Hungary -- 1.5%
   Egis                                  19,319           1,022
   Gedeon Richter GDR*                   36,700           2,358
   Matav                                422,750           1,470
   Matav ADR                            190,000           3,319
   Mol Magyar Olaj ES Gazipari           73,217           1,300
   Mol Magyar Olaj ES Gazipari GDR*     124,320           2,194
   OTP Bank                             139,500           1,076
   OTP Bank GDR                         208,650           3,255
                                                     ------------
                                                         15,994
                                                     ------------
India -- 2.9%
   Bajaj Auto GDR (A)                   187,200           1,825
   Bses GDR                             105,900           1,541
   Dr. Reddy's Laboratories ADR          47,100           1,041
   Gas Authority of India GDR (A)*      256,200           2,306
   Grasim Industries GDR (A)            132,000             808
   Hindalco Industries GDR (A)           28,600             498
   Housing Development*                  28,000             393
   ICICI ADR                            430,880           3,499
   Indian Hotels GDR (A)                306,300           1,218
   ITC GDR                               55,200             809
   Mahanagar ADR*                       738,500           4,394
   Mahindra & Mahindra GDR              670,100           1,608
   Ranbaxy Laboratories GDR              66,900           1,371
   Reliance Industries GDR              218,230           2,892
   Satyam Computer ADR*                  55,800             697
   State Bank of India GDR              330,310           4,063
   Tata Engineering & Locomotive
     GDR (A)*                           872,200           2,268
                                                     ------------
                                                         31,231
                                                     ------------
Indonesia -- 1.2%
   Astra International*               3,080,000             800
   Bank Central Asia                  4,477,000           1,173
   Gudang Garam*                      1,173,000           1,301
   Indofood Sukses Makmur            18,830,200           1,533
   Indonesian Satellite ADR             107,300           1,111
   Telekomunikasi                    12,081,200           5,011
   Telekomunikasi ADR                   188,300           1,572
                                                     ------------
                                                         12,501
                                                     ------------
Israel -- 2.2%
   AudioCodes*                          188,700             641
   Bank Hapoalim                      2,598,756           4,725
   Bank Leumi Le-Israel                 493,700             774


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Check Point Software Technologies*   273,347      $    8,310
   ECI Telecom*                         217,350             885
   Orbotech*                             36,240           1,139
   Teva Pharmaceutical Industries ADR   134,990           7,380
                                                     ------------
                                                         23,854
                                                     ------------
Malaysia -- 4.6%
   AMMB Holdings Berhad               1,018,600           1,434
   Berjaya Sports Toto Berhad           401,300             845
   British American Tobacco
     Malaysia Berhad                    180,000           1,646
   Commerce Asset Holdings Berhad       362,000             905
   Courts Mammoth Berhad              2,113,000           2,002
   Gamuda Berhad                      1,420,000           2,205
   Genting Berhad                     1,176,600           4,304
   IOI Corp Berhad                    2,035,000           3,026
   Malayan Banking Berhad             1,810,700           4,336
   Malaysia International Shipping
     Berhad                             952,800           1,755
   Malaysian Pacific Industries         502,000           2,840
   OYL Industries Berhad                577,400           2,963
   Perusahaan Otomobil Nasional         521,000           1,508
   Public Bank Berhad*                  656,600             646
   Resorts World Berhad                 758,500           1,976
   RHB Capital Berhad                 1,280,000             768
   Sime Darby Berhad                  3,880,500           5,157
   Tanjong                              562,000           1,479
   Telekom Malaysia Berhad            1,514,300           3,726
   Tenaga Nasional Berhad             1,667,300           4,826
                                                     ------------
                                                         48,347
                                                     ------------
Mauritius -- 0.2%
   State Bank of Mauritius            4,352,100           1,818
                                                     ------------
Mexico -- 11.2%
   Alfa, Class A*                     2,890,949           4,577
   America Movil, Series L ADR          528,824          10,502
   Apasco                               449,100           2,917
   Carso Global Telecom*                338,068             844
   Cemex                              1,206,761           7,095
   Cemex ADR                              3,394             100
   Coca-Cola Femsa ADR                   53,100           1,448
   Consorcio ARA*                       408,200             828
   Controladora Comercial Mexicana    2,653,600           2,385
   Desc                               5,198,300           3,172
   Fomento Economico Mexicano           991,789           4,616
   Fomento Economico Mexicano ADR        26,801           1,264
   Grupo Aeroportuario del Sureste*     762,100           1,125
   Grupo Aeroportuario del Sureste ADR*  30,100             455
   Grupo Carso*                         264,370           1,062
   Grupo Continental                    754,600           1,381
   Grupo Financiero Banorte*            731,127           1,736
   Grupo Financiero BBVA Bancomer*    6,558,910           7,183

--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Grupo Mexico                         196,170      $      315
   Grupo Modelo                       1,193,300           3,045
   Grupo Televisa ADR*                  165,199           8,014
   Kimberly-Clark de Mexico           2,491,104           8,402
   Organizacion Soriana S*               72,222             235
   Panamerican Beverages                 91,532           1,662
   Pepsi-Gemex GDR*                     196,700           1,672
   Telefonos de Mexico ADR              716,809          28,952
   Tubos de Acero de Mexico ADR         191,307           2,045
   Wal-Mart de Mexico ADR               118,772           3,901
   Wal-Mart de Mexico, Ser C          1,642,635           4,720
   Wal-Mart de Mexico, Ser V          1,021,973           3,356
                                                     ------------
                                                        119,009
                                                     ------------
Panama -- 0.2%
   Banco Latinoamericano de
     Exportaciones                       84,000           1,844
                                                     ------------
Peru -- 0.2%
   Cia de Minas Buenaventura ADR         51,518           1,392
   Credicorp                             65,569             653
                                                     ------------
                                                          2,045
                                                     ------------
Philippines -- 1.0%
   ABS-CBN Broadcasting*              1,943,500           1,276
   Bank of the Philippine Islands       495,618             651
   La Tondena Distillers              1,748,800             797
   Manila Electric*                   3,211,900           2,801
   Philippine Long Distance Telephone*   34,640             363
   Philippine Long Distance Telephone
     ADR*                               150,150           1,562
   SM Prime Holdings                 17,567,900           2,238
   Universal Robina                   5,393,740             508
                                                     ------------
                                                         10,196
                                                     ------------
Poland -- 1.1%
   Bank Pekao*                           69,133           1,739
   Bank Polska GDR*                      25,000             630
   Bank Przemyslowo-Handlowy             22,031           1,317
   Bank Przemyslowo-Handlowy GDR*        72,710           2,163
   KGHM Polska Miedz                    634,471           2,275
   Polski Koncern Naftowy GDR            73,100             669
   Polski Koncern Naftowy Orlen         233,700           1,059
   Telekomunikacja Polska GDR*          627,140           2,026
                                                     ------------
                                                         11,878
                                                     ------------
Russia -- 4.3%
   Gazprom ADR                          472,670           6,717
   Lukoil ADR                           207,640          11,997
   Mobile Telesystems ADR                62,975           2,302
   Mosenergo ADR                        175,100             742
   Norilsk Nickel ADR*                   81,400           1,783


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Surgutneftegaz ADR                   525,570      $    9,573
   Unified Energy System ADR*            17,600             290
   Unified Energy System GDR*           492,250           8,097
   Vimpel Communications ADR*            49,850           1,604
   Yukos ADR                             19,850           2,495
   Yukos GDR*                             1,100             139
                                                     ------------
                                                         45,739
                                                     ------------
South Africa -- 8.4%
   ABSA Group                         1,784,750           3,973
   African Bank Investments           3,066,420           1,435
   Anglo American                       603,163           9,999
   Anglo American Platinum              277,990          12,157
   Anglogold                            187,800           9,452
   Aveng                              1,576,532             971
   Barloworld                           708,900           3,867
   Bidvest Group                        239,900             882
   Dimension Data Holdings            1,261,000           1,041
   Edgars Consolidated Stores           379,000             804
   FirstRand                          4,310,500           2,511
   Foschini                           1,752,417           1,078
   Illovo Sugar                       2,655,400           1,928
   Impala Platinum Holdings              26,400           1,401
   M-Cell                                94,100             110
   Metro Cash & Carry*               15,078,652           2,415
   Nampak                             2,887,700           2,922
   Naspers                              705,900             764
   Nedcor                               286,300           2,897
   Remgro                               390,208           2,163
   Sage Group                           917,116             565
   Sanlam                             1,055,940             687
   Sappi                                442,300           5,760
   Sasol                              1,046,960          11,607
   Standard Bank Investment             971,639           2,505
   Super Group                        2,013,200             974
   Tiger Brands                         496,650           2,753
   Venfin*                              390,208             615
   Woolworths Holdings                2,055,692             696
                                                     ------------
                                                         88,932
                                                     ------------
South Korea -- 18.4%
   Cheil Jedang                          29,740           1,370
   Daewoo Securities*                   191,800           1,417
   Daishin Securities*                   75,800           1,545
   Good Morning Securities*             347,700           1,693
   Hanjin Transportation                 39,000             588
   Hyundai Department Store               7,850             263
   Hyundai Engineering & Construction*  325,930             903
   Hyundai Motor                        444,050          13,720
   Kookmin Bank                         442,080          18,490
   Kookmin Bank ADR*                     40,145           1,691
   KorAm Bank*                           65,140             601

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002    9

STATEMENT OF NET ASSETS (Unaudited)

March 31, 2002
-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Korea Electric Power                 401,590      $    7,808
   Korea Electric Power ADR*            383,420           4,041
   Korea Exchange Bank Credit Service    53,200           1,465
   Korea Fine Chemical                   52,520             825
   KT ADR                               297,220           7,127
   LG Chem                              229,270           7,551
   LG Home Shopping                      54,341           6,409
   Pohang Iron & Steel                  116,990          12,167
   Pohang Iron & Steel ADR               60,890           1,592
   Samsung                              305,240           2,887
   Samsung Electro-Mechanics             17,100             992
   Samsung Electronics                  177,410          47,797
   Samsung SDI                           77,710           6,618
   Samsung Securities*                  151,660           6,080
   Shinhan Financial Group              229,880           3,023
   Shinsegae                             78,581          12,377
   SK                                   373,460           5,305
   SK Telecom                            45,370           9,984
   SK Telecom ADR                       347,940           8,559
                                                     ------------
                                                        194,888
                                                     ------------
Taiwan -- 12.8%
   Accton Technology*                 1,138,000           3,121
   Acer                               1,624,800           2,623
   Acer GDR*                            234,528           1,958
   Advanced Semiconductor
     Engineering*                     1,501,340           1,488
   Arima Computer                       868,000             652
   Asustek Computer                     522,250           2,328
   Asustek Computer GDR                 821,690           3,698
   Bank Sinopac*                      9,649,890           4,163
   Benq                               2,145,000           4,382
   China Airlines                     1,494,000             670
   China Motors                       1,627,000           1,213
   China Steel                        4,315,970           2,035
   China Steel ADR                       54,596             515
   Chinatrust Commercial Bank         2,717,133           2,135
   Compal Electronics                   301,000             402
   Compal Electronics GDR               197,071           1,320
   Compeq Manufacturing*                166,000             306
   Delta Electronics                    352,000             603
   Elan Microelectronics*               958,100           1,314
   Evergreen Marine                   2,863,000           1,407
   Far Eastern Textile                1,955,000             821
   Formosa Plastics                   2,363,000           2,984
   Fubon Financial Holding*           1,022,000           1,004
   Fubon Insurance GDR*                 683,540           7,006
   HON HAI Precision Industry         1,083,200           5,044
   HON HAI Precision Industry GDR        81,780             759
   Inventec                             898,000             852
   Macronix International*            1,084,000             957
   MediaTek                             154,000           3,397


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   NAN YA Plastic                     1,945,880      $    2,029
   NAN YA Plastic ADR*                  888,000             929
   Nien Hsing Textile*                1,480,200           1,045
   Polaris Securities*                2,919,000           1,551
   President Chain Store                742,650           1,390
   Quanta Computer                      679,000           2,638
   Realtek Semiconductor                363,000           1,877
   Realtek Semiconductor GDR             88,780           1,789
   Ritek                                947,566           2,085
   Samsung Electronics Warrants*         12,300           3,342
   Siliconware Precision Industries*  3,176,725           3,177
   Siliconware Precision Industries
     ADR*                               304,272           1,582
   Standard Foods Taiwan GDR            810,064             992
   Sunplus Technology                   766,100           2,955
   Sunplus Technology GDR*              168,333           1,313
   Taiwan Cellular*                     803,000           1,014
   Taiwan Semi*                          44,500             168
   Taiwan Semiconductor
     Manufacturing*                   8,863,200          24,056
   Taiwan Semiconductor
     Manufacturing ADR*                 145,540           3,020
   Unimicron Technology                 234,000             294
   United Microelectronics*           8,014,609          12,136
   United Microelectronics ADR*         291,540           3,105
   Winbond Electronics GDR              347,830           2,435
   Yang Ming Marine Transport         7,473,000           1,964
                                                     ------------
                                                        136,043
                                                     ------------
Thailand -- 2.0%
   Advanced Info Service              2,667,100           2,880
   Bangkok Bank*                      1,768,800           2,499
   Hana Microelectronics                553,300           1,100
   Land & House Pub*                  1,743,300           2,544
   National Finance*                  3,933,700           1,329
   PTT Exploration & Production         944,100           2,581
   Siam Cement                           38,600             843
   Siam Commercial Bank*              3,671,000           2,067
   Thai Farmers Bank*                 8,306,400           4,867
                                                     ------------
                                                         20,710
                                                     ------------
Turkey -- 2.0%
   Akbank*                          335,636,000           1,079
   Akcansa Cimento                  141,796,300             996
   Anadolu Efes Biracilik Ve
     Malt Sanayii                    42,702,004           1,085
   Hurriyet Gazeteci*               305,100,772           1,208
   KOC Holding                       40,915,000           1,009
   Migros Turk                       11,331,500             830
   Sabanci Holding*                 241,832,600           1,139
   Tupras Turkiye Petrol Rafine     112,057,500             628
   Turk Ekonomi Bankasi GDR*            168,000             333
   Turkcell Iletisim Hizmet*        240,545,594           1,564
   Turkcell Iletisim Hizmet  ADR*         3,230              52

--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
   Turkcell Iletisim Hizmet ADR*         16,160      $      263
   Turkiye Garanti Bankasi*       1,161,664,000           2,387
   Turkiye IS Bankasi               730,294,654           4,039
   Yapi VE Kredi Bankasi*         1,562,461,723           4,613
                                                     ------------
                                                         21,225
                                                     ------------
United Kingdom -- 0.5%
   Old Mutual                         2,710,700           3,937
   South African Breweries              257,300           1,797
                                                     ------------
                                                          5,734
                                                     ------------
United States -- 0.1%
   Utstarcom*                            23,100             606
                                                     ------------
Venezuela -- 0.2%
   Cia Anonima Nacional Telefonos de
     Venezuela ADR                      152,157           2,100
                                                     ------------
Total Foreign Common Stock
   (Cost $746,368)                                      942,140
                                                     ------------

FOREIGN PREFERRED STOCK -- 3.6%
Brazil -- 3.2%
   Banco Bradesco SA/Brazil         673,815,859           4,088
   Banco Itau                        69,770,320           5,569
   Brasil Telecom                   106,219,880             603
   Brasil Telecom Participacoes      65,816,297             521
   Celular CRT Participacoes          3,635,123             712
   Centrais Eletricas Brasileiras   126,406,600           1,863
   Centrais Eletricas Brasileiras
     ADR                                135,028             996
   Cia de Bebidas das Americas        4,234,500             829
   Cia Energetica de Minas Gerais   300,016,175           4,467
   Cia Paranaense de Energia        103,906,969             770
   Cia Vale do Rio Doce                 170,392           4,472
   Cia Vale do Rio Doce Unconverted
     Participants*                        8,352              --
   Embratel Participacoes           134,546,200             451
   Gerdau                           181,999,300           2,201
   Investimentos Itau                 1,415,531           1,450
   Petroleo Brasileiro SA -
     Petrobras                           87,347           2,171
   Tele Norte Leste Participacoes    20,856,000             262
   Telecomunicacoes Brasileiras          71,960           2,378
   Telesp Celular Participacoes      66,768,692             164
   Votorantim Celulose e Papel
     SA - VCP                         8,285,000             307
                                                     ------------
                                                         34,274
                                                     ------------


-----------------------------------------------------------------
                                                    Market Value
Description                              Shares    ($ Thousands)
-----------------------------------------------------------------
Russia -- 0.1%
   Surgutneftegaz ADR                    54,500      $    1,199
                                                     ------------
South Korea -- 0.3%
   LG Electronics                       129,000           2,508
                                                     ------------
Total Foreign Preferred Stock
   (Cost $32,406)                                        37,981
                                                     ------------

EQUITY LINKED WARRANTS (B)-- 4.0%
India -- 3.7%
   Bajaj Auto*                           57,400             552
   Dr. Reddy "s Laboratories*           147,010           3,312
   Hero Honda Motors*                   523,352           3,584
   Hindustan Lever*                   1,629,997           7,537
   Infosys Technologies*                 75,435           5,782
   ITC*                                 235,477           3,366
   Larsen & Toubro*                     298,180           1,106
   Ranbaxy Laboratories*                 71,000           1,280
   Reliance Industries*                 573,120           3,537
   Satyam Computer Services*            615,800           3,383
   State Bank of India*                 691,567           3,120
   Tata Iron & Steel*                   419,800             841
   Wipro*                                48,690           1,700
                                                     ------------
                                                         39,100
                                                     ------------
Taiwan -- 0.3%
   Compeq Manufacturing*                436,000             806
   Mediatek*                             16,400             363
   Taiwan Semiconductor*                465,082           1,266
   Unimicron Technology ADR*            550,000             692
   United Microeletronic*               413,728             628
                                                     ------------
                                                          3,755
                                                     ------------
Total Equity Linked Warrants
   (Cost $39,309)                                        42,855
                                                     ------------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   11

STATEMENT OF NET ASSETS (Unaudited)

Emerging Markets Equity Fund (Concluded)
March 31, 2002
-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                         (Thousands)   ($ Thousands)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.6%
   J.P. Morgan Chase
     1.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $4,216,397 (collateralized
     by U.S. Government Obligations:
     total market value $4,304,515)      $4,216      $    4,216
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $1,662,157 (collateralized
     by U.S. Government Obligations:
     total market value $1,698,076)      $1,662           1,662
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $2,419,228 (collateralized
     by U.S. Government Obligations:
     total market value $2,467,430)      $2,419           2,419
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $2,722,257 (collateralized
     by U.S. Government Obligations:
     total market value $2,778,020)      $2,722           2,722
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $5,592,528 (collateralized
     by U.S. Government Obligations:
     total market value $5,706,548)      $5,592           5,592
                                                     ------------
Total Repurchase Agreements
   (Cost $16,611)                                        16,611
                                                     ------------
Total Investments-- 97.9%
   (Cost $834,694)                                    1,039,587
                                                     ------------
Other Assets & Liabilities-- 2.1%                        22,526
                                                     ------------


-----------------------------------------------------------------
                                                   Market Value
Description                                       ($ Thousands)
-----------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization-- no par value)
   based on 125,474,661 outstanding shares
   of beneficial interest                            $1,316,603
Distributions in excess of net investment income         (5,160)
Accumulated net realized loss on investments           (453,631)
Net unrealized appreciation on investments (1)          204,250
Net unrealized appreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                         51
                                                     ------------
Total Net Assets-- 100.0%                            $1,062,113
                                                     ============

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                              $8.46
                                                     ============

*   Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Securities are not readily marketable. See Note 2 in Notes to Financial Statements.
(1) Net of $642,924 accrued foreign capital gains taxes on appreciated securities.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

International Fixed Income Fund

-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
FOREIGN BONDS -- 77.6%
Belgium -- 3.6%
   Government of Belgium, Series 24
        7.000%, 05/15/06                 34,010      $   31,970
                                                     ------------
Canada -- 8.9%
   Government of Canada
        6.000%, 09/01/05                 13,840           8,930
        5.500%, 06/01/09                 22,045          13,678
   Government of Canada Treasury Bill (D)
        1.827%, 05/09/02                 77,500          48,462
   Government of Canada, Series 3166
        9.000%, 06/01/25                  8,800           7,489
                                                     ------------
                                                         78,559
                                                     ------------
Cayman Islands-- 2.2%
   MBNA America Europe, Series 99CA (B)
        3.494%, 05/19/04          EUR    21,860          19,034
                                                     ------------
Denmark -- 2.2%
   Government of Denmark
        8.000%, 03/15/06                148,900          19,253
                                                     ------------
France -- 4.1%
   Government of France Treasury Bill (D)
        3.154%, 06/13/02                 41,300          35,792
                                                     ------------
Germany-- 13.6%
   Bundeschatzan, Series 00
        5.000%, 06/14/02                 95,800          83,827
   Deutsche Bundesrepublik, Series 01
        5.000%, 07/04/11                 41,340          35,556
                                                     ------------
                                                        119,383
                                                     ------------
Greece -- 4.9%
   Hellenic Republic
        6.300%, 01/29/09                 46,730          42,828
                                                     ------------
Hungary -- 2.5%
   Government of Hungary
        9.250%, 05/12/05              5,796,830          21,595
                                                     ------------
Italy -- 1.1%
   Republic of Italy BTPS
        4.750%, 03/15/06          JPY    11,450           9,941
                                                     ------------
Japan -- 7.4%
   European Investment Bank
        3.000%, 09/20/06              2,451,000          20,638


-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
   International Bank for
     Reconstruction & Development
        4.750%, 12/20/04              3,300,000      $   28,013
   Japan Bank for International
     Cooperation
        2.875%, 07/28/05              1,950,000          15,931
                                                     ------------
                                                         64,582
                                                     ------------
Netherlands-- 4.1%
   Netherlands Treasury (D)
        3.207%, 06/28/02                 41,300          35,746
                                                     ------------
New Zealand-- 0.7%
   Government of New Zeland,
     Series 1106
        8.000%, 11/15/06                 14,320           6,608
                                                     ------------
Poland-- 2.8%
   Government of Poland,
     Series 0205
        8.500%, 02/12/05                102,150          24,285
                                                     ------------
Spain -- 7.4%
   Government of Spain
        6.000%, 01/31/29                 71,213          64,598
                                                     ------------
Sweden -- 1.0%
   Government of Sweden, Series 1035
        6.500%, 05/05/08                 29,790           3,014
   Government of Sweden, Series 1040
        6.000%, 02/09/05                 56,820           5,583
                                                     ------------
                                                          8,597
                                                     ------------
United Kingdom -- 6.1%
   European Investment Bank
        6.000%, 12/07/28                  7,560          11,497
   United Kingdom Treasury
        8.000%, 12/07/15                  7,845          14,070
        7.500%, 12/07/06                 11,738          18,202
        6.250%, 11/25/10                  6,740          10,198
                                                     ------------
                                                         53,967
                                                     ------------
United States -- 5.0%
   Federal Home Loan Bank
        5.250%, 01/15/06          EUR    17,860          15,707
   KFW International Finance
        1.750%, 03/23/10          JPY 3,517,000          28,058
                                                     ------------
                                                         43,765
                                                     ------------
Total Foreign Bonds
   (Cost $712,310)                                      680,503
                                                     ------------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   13

STATEMENT OF NET ASSETS (Unaudited)

International Fixed Income Fund (Concluded)
March 31, 2002
-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.0%
   U.S. Treasury Bill (A)(C)
        1.788%, 06/13/02                 91,000      $   90,679
   U.S. Treasury Note
        3.500%, 11/15/06                  5,730           5,419
                                                     ------------
Total U.S. Treasury Obligations
   (Cost $96,280)                                        96,098
                                                     ------------

TIME DEPOSIT -- 8.1%
United States -- 8.1%
   Banca Commerciale Italian
        0.008%, 04/05/02          JPY 9,400,000          70,925
                                                     ------------
Total Time Deposit
   (Cost $71,191)                                        70,925
                                                     ------------

REPURCHASE AGREEMENT -- 1.2%
United States -- 1.2%
   State Street Bank
     0.85%, dated 03/28/02,
     matures 04/01/02, repurchase
     price $10,908,030 (collateralized
     by U.S. Government Obligations:
     total market value $11,127,779)     10,907          10,907
                                                     ------------
Total Repurchase Agreement
   (Cost $10,907)                                        10,907
                                                     ------------
Total Investments-- 97.9%
   (Cost $890,688)                                      858,433
                                                     ------------
Other Assets & Liabilities-- 2.1%                        18,312
                                                     ------------


-----------------------------------------------------------------
                                                   Market Value
Description                                       ($ Thousands)
-----------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization-- no par value)
   based on 92,514,000 outstanding shares
   of beneficial interest                            $1,004,352
Accumulated net investment loss                         (90,453)
Accumulated net realized loss on investments             (3,669)
Net unrealized depreciation on investments              (32,255)
Net unrealized appreciation on futures contracts            521
Net unrealized depreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                     (1,751)
                                                     ------------
Total Net Assets -- 100.0%                           $  876,745
                                                     ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                             $9.48
                                                     ============

*   Non-Income Producing Security
(1) In local currency unless otherwise indicated.
(A) Securities pledged as collateral on open futures contracts.
(B) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C) Yields shown are effective yields at time of purchase.
(D) Zero coupon security. The rate shown is the effective yield at time of purchase.
EUR -- Euro
JPY -- Japanese Yen

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
FOREIGN BONDS -- 88.2%
Argentina -- 2.5%
   Republic of Argentina
       12.240%, 04/10/05                 15,885       $   4,607
   Republic of Argentina, Series E (B)
       12.480%, 10/15/03                  5,600           2,968
   Republic of Argentina, Series F (B)
        9.940%, 10/15/04                     13               6
   Republic of Argentina, Series L-GP
        6.000%, 03/31/23                  8,980           3,861
   Republic of Argentina, Series SPAN
       14.250%, 11/30/02                  1,800             396
                                                      -----------
                                                         11,838
                                                      -----------
Brazil -- 21.5%
   Federal Republic of Brazil
       12.250%, 03/06/30                 35,230          32,500
       11.500%, 03/12/08                  1,250           1,250
       11.000%, 08/17/40                  1,221           1,009
        8.875%, 04/15/24                 15,750          11,222
        8.000%, 04/15/14                 42,299          34,474
   Federal Republic of Brazil,
     Series 18YR (C)
        3.286%, 04/15/12                  8,425           6,424
   Federal Republic of Brazil,
     Series RG (C)
        3.286%, 04/15/12                 21,050          16,051
                                                      -----------
                                                        102,930
                                                      -----------
Bulgaria -- 4.4%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                  2,500           2,322
   Republic of Bulgaria, Series A (C)
        2.828%, 07/28/24                 21,200          19,027
                                                      -----------
                                                         21,349
                                                      -----------
Colombia -- 1.4%
   Republic of Colombia
       11.750%, 02/25/20                  3,200           3,200
        8.700%, 02/15/16                  2,420           1,900
        8.375%, 02/15/27                  2,000           1,440
                                                      -----------
                                                          6,540
                                                      -----------
Costa Rica-- 0.5%
   Government of Costa Rica (A)
        9.995%, 08/01/20                  2,200           2,489
                                                      -----------


-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
Ecuador -- 4.7%
   Republic of Ecuador (A)
       12.000%, 11/15/12                    110       $      89
        5.000%, 08/15/30                  7,495           4,077
   Republic of Ecuador Registered
        5.000%, 08/15/30                 33,425          18,183
                                                      -----------
                                                         22,349
                                                      -----------
Ivory Coast -- 0.1%
   Ivory Coast FLRB, Series US1
        2.000%, 03/29/18                  2,500             475
   Ivory Coast FLRB, Series YR20
        2.000%, 03/29/18                  1,500             285
                                                      -----------
                                                            760
                                                      -----------
Mexico -- 7.3%
   Petroleos Mexicanos
        9.500%, 09/15/27                 11,750          12,749
   United Mexican States
       11.500%, 05/15/26                  2,385           3,089
        8.375%, 01/14/11                  1,400           1,472
        7.500%, 01/14/12                 17,500          17,447
   United Mexican States,
     Series EMTN
        9.750%, 04/06/05                    175             195
                                                      -----------
                                                         34,952
                                                      -----------
Morocco -- 4.2%
   Kingdon of Morocco, Series A (C)
        2.781%, 01/01/09                 21,915          20,326
                                                      -----------
Panama -- 1.3%
   Government of Panama IRB,
     Series 18YR
        4.750%, 07/17/14                  6,806           6,159
                                                      -----------
Peru -- 3.2%
   Republic of Peru FLIRB,
     Series 20YR
        4.000%, 03/07/17                 14,605          10,954
   Republic of Peru PDI
        4.500%, 03/07/17                  5,237           4,216
                                                      -----------
                                                         15,170
                                                      -----------
Philippines -- 4.3%
   Government of Philippines
       10.625%, 03/16/25                  5,000           5,287
        9.875%, 01/15/19                 15,100          15,251
                                                      -----------
                                                         20,538
                                                      -----------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   15

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)
March 31, 2002
-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
Poland -- 0.6%
   Telekomunikacja Polska (A)
        7.750%, 12/10/08                  2,750       $   2,719
                                                      -----------
Russia -- 20.3%
   Russian Federation
       10.000%, 06/26/07                  4,040           4,257
        8.250%, 03/31/10                 21,385          20,315
   Russian Federation (A)
        8.250%, 03/31/10                  6,906           6,561
        5.000%, 03/31/30                 49,036          32,364
   Russian Federation Registered
       11.000%, 07/24/18                  4,000           4,255
        5.000%, 03/31/30                 44,550          29,403
                                                      -----------
                                                         97,155
                                                      -----------
Turkey -- 4.6%
   Republic of Turkey Global Bond
       12.375%, 06/15/09                  3,050           3,233
       11.875%, 01/15/30                 12,500          12,650
       11.500%, 01/23/12                  6,000           6,120
                                                      -----------
                                                         22,003
                                                      -----------
United States -- 2.0%
   Pemex Project Funding Master Trust Registered
        8.500%, 02/15/08                  8,750           9,275
        8.000%, 11/15/11                    500             506
                                                      -----------
                                                          9,781
                                                      -----------
Uruguay -- 1.4%
   Republic of Uruguay
        8.750%, 06/22/10                  1,975           1,723
        7.875%, 03/25/09                  6,000           4,980
                                                      -----------
                                                          6,703
                                                      -----------
Venezuela -- 3.9%
   Government of Venezuela
       13.625%, 08/15/18                    105              94
   Government of Venezuela Discount,
     Series W-A (C)
        3.188%, 03/31/20                 25,100          18,700
   Government of Venezuela Par Rights*
        0.000%, 04/15/20                    204              --
                                                      -----------
                                                         18,794
                                                      -----------
Total Foreign Bonds
   (Cost $392,214)                                      422,555
                                                      -----------


-----------------------------------------------------------------
                                    Face Amount    Market Value
Description                     (Thousands) (1)   ($ Thousands)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 4.6%
United States -- 4.6%
   U.S. Treasury Note
        4.875%, 02/15/12                 23,075       $  22,138
                                                      -----------
Total U.S. Treasury Obligations
   (Cost $22,257)                                        22,138
                                                      -----------
Total Investments -- 92.8%
   (Cost $414,472)                                    $ 444,693
                                                      ===========

Percentages are based on Net Assets of $479,157,829.
*   Non-Income Producing Security
(1) In U.S. dollars unless otherwise indicated.
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Zero coupon security. The rate shown is the effective yield at time of purchase.
(C) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2002.
FLIRB -- Front Loaded Interest Reduction Bond
FRB -- Floating Rate Bond
FRN -- Floating Rate Note
IRB -- Interest Revenue Bond
NMB -- New Money Bond
PDI -- Past Due Interest
RSTA -- Revolving Short Term Agreement
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

Statement of Assets and Liabilities ($ Thousands)

March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                                                Emerging Markets
                                                                       Debt Fund
--------------------------------------------------------------------------------

ASSETS:
   Investment securities, (Cost $414,471)                              $444,693
   Interest receivable                                                   10,920
   Receivable for investment securities sold                             45,332
   Receivable for shares of beneficial interest sold                      5,650
--------------------------------------------------------------------------------
   Total Assets                                                         506,595
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                           25,234
   Bank Overdraft                                                         1,944
   Payable for investment advisory fees                                     169
   Payable for management fees                                              265
   Payable for shareholder servicing fees                                   102
   Payable for shares of beneficial interest redeemed                       290
   Accrued expenses                                                          36
--------------------------------------------------------------------------------
   Total Liabilities                                                     28,040
--------------------------------------------------------------------------------
   Net Assets                                                          $478,555
--------------------------------------------------------------------------------

NET ASSETS:
   Paid-in-capital -- Class A                                          $448,283
   Undistributed net investment income                                    8,789
   Accumulated net realized loss on investments                          (8,738)
   Net unrealized appreciation on investments                            30,222
   Net unrealized depreciation on forward foreign
     currency contracts, foreign currencies and
     translation of other assets and liabilities
     denominated in foreign currencies                                       (1)
--------------------------------------------------------------------------------
   Net Assets                                                          $478,555
--------------------------------------------------------------------------------
   Outstanding shares of beneficial interest
     (unlimited authorization - no par value)                        51,671,135
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                                           $9.26
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   17

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2002 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                 International            Emerging        International            Emerging
                                                        Equity      Markets Equity         Fixed Income        Markets Debt
                                                          Fund                Fund                 Fund                Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                         $  16,032            $ 13,897             $     --             $    --
   Interest                                                597                 208               18,970              23,402
   Less: Foreign Taxes Withheld                         (1,278)               (979)                  --                  --
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                              15,351              13,126               18,970              23,402
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                       5,650               3,511                3,028               1,523
   Investment advisory fees                              6,340               5,671                  757               1,992
   Shareholder servicing fees                            3,138               1,350                1,262                 586
   Custodian/wire agent fees                               961                 970                  269                  53
   Professional fees                                        50                  22                   21                   9
   Registration & filing fees                               46                  22                   13                   4
   Printing fees                                            60                  26                   25                  11
   Trustee fees                                             12                   5                    5                   2
   Pricing fees                                             13                   6                    5                   2
   Miscellaneous expenses                                   16                   7                    7                   6
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       16,286              11,590                5,392               4,188
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                               (227)             (1,056)                  --                (756)
   Shareholder Servicing Fees                               --                  --                 (343)               (269)
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         16,059              10,534                5,049               3,163
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (708)              2,592               13,921              20,239
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS:
   Net Realized Gain (Loss) from
     Security Transactions                            (212,321)            (43,287)               5,749              (1,337)
   Net Realized Gain from
     Futures Contracts                                   4,875                  --                  752                  --
   Net Realized Loss on Forward
     Foreign Currency Contracts
     and Foreign Currency Transactions                  (1,668)             (3,363)             (56,338)               (334)
   Net Change in Unrealized Appreciation
     on Forward Foreign Currency Contracts,
     Foreign Currencies, and Translation
     of Other Assets and Liabilities in Foreign Currency   228                 910                5,254                  --
   Net Change in Unrealized Appreciation (Depreciation)
     on Futures Contracts                                 (276)                 --                  450                  --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                     405,445             406,049              (35,964)             53,100
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS                   196,283             360,309              (80,097)             51,429
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $195,575            $362,901             $(66,176)            $71,668
---------------------------------------------------------------------------------------------------------------------------

*Net of $365,185 increase in accrued foreign capital gains taxes on appreciated securities.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2002 (Unaudited) and the year ended September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                International                 Emerging Markets
                                                                                 Equity Fund                     Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2002           2001             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                           $    (708)    $  10,124         $   2,592    $    6,794
   Net realized loss from investment transactions                          (207,446)     (457,299)          (43,287)     (241,081)
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                             (1,668)       (3,020)           (3,363)       (4,715)
   Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, futures contracts, foreign currencies, and translation of other assets and liabilities denominated in
     foreign currency                                                           (48)        3,800               910          (882)
   Net change in unrealized depreciation on investments                     405,445      (556,090)          406,049*     (253,718)**
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                    195,575    (1,002,485)          362,901      (493,602)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                 (6,068)      (17,570)           (3,779)           --
     Class D                                                                     --            (2)               --            --
   Net realized gains:
     Class A                                                                     --       (77,378)               --            --
     Class D                                                                     --            (9)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                       (6,068)      (94,959)           (3,779)           --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                              980,069     2,536,234           282,449       841,095
   Reinvestment of cash distributions                                         5,785        88,552             3,667            --
   Cost of shares redeemed                                                 (898,858)   (2,115,981)         (593,553)     (622,098)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from Class A transactions               86,996       508,805          (307,437)      218,997
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I (2002)/CLASS D (2001)(1):
   Proceeds from shares issued                                                  781            --                --            --
   Reinvestment of cash distributions                                            --            10                --            --
   Cost of shares redeemed                                                     (128)         (470)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from Class I/Class D transactions          653          (460)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in Net Assets Derived from Capital
      Share Transactions                                                     87,649       508,345          (307,437)      218,997
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                    277,156      (589,099)           51,685      (274,605)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    2,365,245     2,954,344         1,010,428     1,285,033
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $2,642,401   $ 2,365,245        $1,062,113    $1,010,428
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                            113,961       237,478            38,257       106,222
   Shares issued in lieu of cash distributions                                  677         7,734               494            --
   Shares redeemed                                                         (103,798)     (198,311)          (79,408)      (79,871)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                10,840        46,901           (40,657)       26,351
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I (2002)/CLASS D (2001)(1):
   Shares issued                                                                 87            --                --            --
   Shares issued in lieu of cash distributions                                   --             1                --            --
   Shares redeemed                                                              (14)          (40)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I/Class D transactions                                            73           (39)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                 10,913        46,862           (40,657)       26,351
------------------------------------------------------------------------------------------------------------------------------------

  * Net of $365,185 increase in accrued foreign capital gains taxes on appreciated securities.
 ** Net of $251,991 increase in accrued foreign capital gains taxes on appreciated securities.
(1) Class I shares commenced operations on January 4, 2002. Class D shares were fully liquidated on January 31, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   19

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2002 (Unaudited) and the year ended September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                International                 Emerging Markets
                                                                              Fixed Income Fund                   Debt Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                            2002           2001             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                 $   13,921    $   36,656          $ 20,239     $  50,168
   Net realized gain (loss) from investment transactions                      6,501        12,808            (1,337)        5,859
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                            (56,338)      (66,848)             (334)           (3)
   Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies, futures contracts and translation of other assets and liabilities denominated in
     foreign currencies                                                       5,704           296                --            (4)
   Net change in unrealized appreciation (depreciation) on investments      (35,964)       55,585            53,100       (31,413)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                    (66,176)       38,497            71,668        24,607
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                                     --            --           (48,279)      (47,108)
   Net realized gains:
     Class A                                                                     --            --            (8,391)           --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                           --            --           (56,670)      (47,108)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                              148,140       391,178           100,902       137,899
   Reinvestment of cash distributions                                            --            --            55,364        46,340
   Cost of shares redeemed                                                 (403,863)     (336,615)         (151,659)     (193,342)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                            (255,723)       54,563             4,607        (9,103)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                   (321,899)       93,060            19,605       (31,604)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    1,198,644     1,105,584           458,950       490,554
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $  876,745    $1,198,644          $478,555     $ 458,950
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                             15,154        39,647            10,977        14,966
   Shares issued in lieu of cash distributions                                   --            --             6,360         5,340
   Shares redeemed                                                          (41,040)      (33,935)          (16,517)      (21,014)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                (25,886)        5,712               820          (708)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

Financial Highlights

For the six month period ended March 31, 2002, (Unaudited) and the years ended September 30, (unless otherwise indicated) For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------

                                        Net Realized
                                                 and                   Distributions
               Net Asset          Net     Unrealized   Distributions            from
                  Value,   Investment          Gains        from Net        Realized    Net Asset                Net Assets
               Beginning       Income       (Losses)      Investment         Capital   Value, End    Total    End of Period
               of Period       (Loss)  on Securities          Income           Gains    of Period   Return+    ($Thousands)
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2002*          $ 8.25        $  --         $ 0.65          $(0.02)         $   --       $ 8.88     7.90%      $2,641,754
   2001            12.33         0.03          (3.73)          (0.07)          (0.31)        8.25   (30.85)       2,365,245
   2000            12.09         0.08           0.43           (0.04)          (0.23)       12.33     4.15        2,953,872
   1999(1)          9.16         0.04           3.34           (0.10)          (0.35)       12.09    37.86        1,844,459
   1998(1)(2)      10.15         0.07          (1.06)             --              --         9.16    (9.75)         966,707
   1998(1)          9.67         0.17           0.77           (0.18)          (0.28)       10.15    10.21          851,542
   1997            10.00         0.09           0.47           (0.07)          (0.82)        9.67     5.70          524,062
   Class I(3)
   2002*          $ 8.97       $ 0.01         $(0.10)         $   --          $   --       $ 8.88    (1.00)%     $      647
EMERGING MARKETS EQUITY FUND
   CLASS A
   2002*          $ 6.08       $ 0.02         $ 2.39          $(0.03)         $   --       $ 8.46    39.80%      $1,062,113
   2001             9.19         0.04          (3.15)             --              --         6.08   (33.84)       1,010,428
   2000(1)          9.13        (0.05)          0.12           (0.01)             --         9.19     0.71        1,285,033
   1999             6.17        (0.03)          3.00           (0.01)             --         9.13    48.23          866,911
   1998(2)         10.55         0.07          (4.45)             --              --         6.17   (41.52)         498,470
   1998            12.87        (0.03)         (2.25)          (0.03)          (0.01)       10.55   (17.72)         509,748
   1997            10.93         0.01           1.96           (0.02)          (0.01)       12.87    18.02          221,474
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2002*          $10.12       $ 0.28         $(0.92)         $   --          $   --       $ 9.48    (6.32)%     $  876,745
   2001             9.81         0.33          (0.02)             --              --        10.12     3.16        1,198,644
   2000            11.03         0.31          (1.35)          (0.18)             --         9.81    (9.58)       1,105,584
   1999            11.89         0.30          (0.42)          (0.53)          (0.21)       11.03    (1.36)         809,440
   1998(2)         10.68         0.40           0.81              --              --        11.89    11.33          533,800
   1998            10.53         0.23           0.11           (0.10)          (0.09)       10.68     3.23          408,974
   1997            10.77         0.71          (0.49)          (0.38)          (0.08)       10.53     1.85          204,219
EMERGING MARKETS DEBT FUND
   CLASS A
   2002*          $ 9.03       $ 0.44         $ 0.96          $(0.99)         $(0.18)      $ 9.26    16.62%      $  478,555
   2001             9.51         0.94          (0.53)          (0.89)             --         9.03     4.69          458,950
   2000             8.11         0.84           1.33           (0.77)             --         9.51    28.07          490,554
   1999             6.83         0.84           1.19           (0.75)             --         8.11    31.15          283,993
   1998(2)         10.31        (0.11)         (3.37)             --              --         6.83   (33.75)         162,938
   1998(4)         10.00         0.56             --           (0.25)             --        10.31     5.64          154,284

  * For the six month period ended March 31, 2002 (Unaudited). All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
 ++ The ratio of expenses to average net assets, excluding interest expense, is
    1.28% for the year ended September 30, 2000.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) For the seven month period ended September 30, 1998. All ratios for the period have been annualized. Prior to September 30, 1998, the fiscal year end of the Trust was February 28 or 29.
(3) The International Equity Fund Class I shares were offered beginning January 4, 2002. All ratios for the period have been annualized.
(4) The Emerging Markets Debt Class A shares were offered beginning June 29, 1997. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                       Ratio of Net
                          Ratio of Net     Ratio of      Investment
                            Investment     Expenses   Income (Loss)
                 Ratio of       Income   to Average      to Average
                 Expenses       (Loss)   Net Assets      Net Assets   Portfolio
               to Average   to Average   (Excluding      (Excluding    Turnover
               Net Assets   Net Assets     Waivers)        Waivers)        Rate
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2002*             1.28%       (0.06)%       1.30%          (0.08)%        37%
   2001              1.28         0.36         1.29            0.35          91
   2000              1.29++       0.79         1.30            0.78          73
   1999(1)           1.28         0.39         1.31            0.36          61
   1998(1)(2)        1.24         1.60         1.31            1.53          66
   1998(1)           1.21         1.31         1.30            1.22          75
   1997              1.28         1.11         1.42            0.97         117
   Class I(3)
   2002*             1.53%        0.33%        1.54%           0.32%         37%
EMERGING MARKETS EQUITY FUND
   CLASS A
   2002*             1.95%        0.48%        2.15%           0.28%         44%
   2001              1.95         0.54         2.13            0.36         126
   2000(1)           1.96        (0.46)        2.12           (0.62)        110
   1999              1.95        (0.35)        2.14           (0.54)        129
   1998(2)           1.95         1.51         2.24            1.22          46
   1998              1.95        (0.12)        2.36           (0.53)         76
   1997              1.95        (0.04)        2.55           (0.64)        100
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2002*             1.00%        2.76%        1.07%           2.69%        150%
   2001              1.00         3.13         1.06            3.07         235
   2000              1.00         3.17         1.11            3.06         190
   1999              1.00         2.97         1.22            2.75         278
   1998(2)           1.00         3.61         1.21            3.40         112
   1998              1.00         3.92         1.24            3.68         280
   1997              1.00         3.99         1.39            3.60         352
EMERGING MARKETS DEBT FUND
   CLASS A
   2002*             1.35%        8.49%        1.79%           8.05%         65%
   2001              1.35        10.06         1.78            9.63         196
   2000              1.35        10.67         1.80           10.22         227
   1999              1.35        12.27         1.82           11.80         184
   1998(2)           1.35        10.28         1.84            9.79         186
   1998(4)           1.35         8.05         1.94            7.46         269

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   21

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1. ORGANIZATION
SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds. Effective January 31, 2001 the Class D shares of the International Equity Fund were fully liquidated.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the period ended March 31, 2002. The Funds investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of its benchmark index.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   23

NOTES TO FINANCIAL STATEMENTS


OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 30, 1988, under which the Manager provides management, administrative and shareholder services to the Trust for an annual fee equal to .45% of the average daily net assets of the International Equity Fund, .60% of the average daily net assets of the International Fixed Income Fund, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.

SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds. Under the Investment Advisory Agreement, SIMC receives an annual fee of ..505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, and .85% of the average daily net assets of the Emerging Markets Debt Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each fund.

SIMC has entered into investment sub-advisory agreements with the following parties:



-------------------------------------------------------------
                                                     Date of
Investment Sub-Adviser                             Agreement
-------------------------------------------------------------
INTERNATIONAL EQUITY FUND
BlackRock International, Ltd.                       12/13/99
Capital Guardian Trust Company                      06/29/98
Jardine Fleming International
   Management, Inc.                                 10/11/00
Martin Currie, Inc.                                 09/28/00
Morgan Stanley Investment Management, Inc.          10/01/01
Oechsle International Advisors, LLC                 06/22/99
EMERGING MARKETS EQUITY FUND
Morgan Stanley Dean Witter
   Investment Management, Inc.                      09/15/98
Schroder Investment Management
   North America, Inc.                              04/04/00
SG Pacific Asset Management, Inc.
   and SGY Asset Management
   (Singapore) Ltd.                                 03/23/98
The Boston Company Asset
   Management                                       09/18/00
EMERGING MARKETS DEBT FUND
Salomon Brothers Asset
   Management, Inc.                                 06/30/97

Strategic Fixed Income, LLC, the Adviser for the International Fixed Income Fund, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, LLC, receives an annual fee of .15% of the average daily net assets of the Fund.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust adopted a shareholder servicing plan for Class I and Class A shares (the "Shareholder Servicing Plans") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A and Class I shares are paid to the


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

Distributor. Under the Shareholder Servicing Plans, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services. The Distributor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of each fund. In addition to the Shareholder Servicing Plans, the Class I shares have adopted an Administrative Service Plan that provides for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributable to the Class I shares.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of affiliated Officers and Trustees is paid by the manager.

For the six month period ended March 31, 2002, the Funds paid commissions of $647,961 to affiliated broker-dealers.

The International Equity and Emerging Markets Equity Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the six month period ended March 31, 2002 were $11,273 and $2,287, respectively.


4. FORWARD FOREIGN CURRENCY CONTRACTS
The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at March 31, 2002:

--------------------------------------------------------------------------------
                                                             In      Unrealized
    Maturity                       Contracts to        Exchange   Appreciation/
      Dates                     Deliver/Receive             For  (Depreciation)
--------------------------------------------------------------------------------
International Equity Fund
FOREIGN CURRENCY PURCHASES:
04/02/02-04/04/02          EUR        3,367,612    $  2,936,604     $     1,124
04/02/02-04/04/02          GBP        3,486,432       4,969,564          (5,194)
04/01/02-04/02/02          JPY      102,273,190         771,611              59
04/01/02-04/03/02          SGD        1,119,817         607,269              42
                                                   ------------     -----------
                                                   $  9,285,048     $    (3,969)
                                                   ------------     -----------
FOREIGN CURRENCY SALES:
04/02/02                   CAD          367,271         231,126             960
04/02/02                   CHF          876,535         521,208               9
04/02/02-04/03/02          EUR          673,349         586,599            (830)
04/02/02                   GBP          199,070         282,829            (647)
04/01/02-04/02/02          JPY       69,820,297         526,950             144
                                                   ------------     -----------
                                                   $  2,148,712     $      (404)
                                                   ------------     -----------
                                                                    $    (4,373)
                                                                    ===========
Emerging Markets Equity Fund
FOREIGN CURRENCY SALES:
04/02/02                   BRL        2,534,899    $  1,081,576     $    (9,168)
04/01/02                   MXP       17,174,239       1,904,862            (676)
                                                   ------------     -----------
                                                   $  2,986,438     $    (9,844)
                                                   ------------     -----------
International Fixed Income Fund
FOREIGN CURRENCY PURCHASES:
04/24/02                   AUD       26,282,739      13,942,531         (61,052)
04/24/02                   CAD       24,170,865      15,317,769        (168,674)
04/24/02                   CHF      112,601,856      67,835,625        (852,357)
04/24/02                   DKK        2,590,000         307,178          (3,475)
04/24/02                   EUR      195,252,474     171,787,316      (1,635,216)
04/24/02                   GBP       86,365,426     122,890,656         (79,823)
04/24/02                   JPY   22,994,087,141     174,405,972        (694,404)
04/24/02                   NZD       14,336,067       6,307,869         (11,641)
04/24/02                   PZL       63,309,819      15,313,405           5,378
04/24/02                   SEK       22,321,660       2,180,275         (27,609)
                                                   ------------     -----------
                                                   $590,288,596     $(3,406,769)
                                                   ------------     -----------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   25

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                             In      Unrealized
    Maturity                       Contracts to        Exchange   Appreciation/
      Dates                     Deliver/Receive             For  (Depreciation)
--------------------------------------------------------------------------------
International Fixed Income Fund
FOREIGN CURRENCY SALES:
04/24/02                   AUD       16,905,302    $  8,894,975     $  (112,259)
04/24/02                   CAD      105,282,795      66,576,128         590,115
04/24/02                   CHF      122,805,465      73,510,568         457,498
04/24/02                   DKK       37,593,094       4,454,105          45,943
04/24/02                   EUR      139,165,811     121,843,628         568,059
04/24/02                   GBP       77,809,599     110,797,162         152,635
04/24/02                   HUF    2,467,066,595       8,876,256          58,612
04/24/02                   JPY    7,146,894,682      53,935,958         (56,108)
04/24/02                   NZD       15,627,859       6,860,630          (2,937)
04/24/02                   PZL      126,854,076      30,701,149           6,856
04/24/02                   SEK       34,164,284       3,336,942          42,191
                                                   ------------     -----------
                                                   $489,787,501     $ 1,750,605
                                                   ------------     -----------
                                                                    $(1,656,164)
                                                                    ===========

CURRENCY LEGEND
AUD   Australian Dollar           HUF   Hungarian Forint
CAD   Canadian Dollar             JPY   Japanese Yen
CHF   Swiss Franc                 MXP   Mexican Peso
DKK   Danish Krone                NOK   Norwegian Krone
EUR   Euro                        PZL   Polish Zloty
GBP   British Pounds Sterling     SEK   Swedish Krona
HKD   Hong Kong Dollar            SGD   Singapore Dollar

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the six month period ended March 31, 2002, were as follows:

--------------------------------------------------------------
                                  Purchases            Sales
                              ($ Thousands)    ($ Thousands)
--------------------------------------------------------------
International Equity Fund        $  941,625       $  894,128
Emerging Markets Equity Fund        452,776          745,420
International Fixed Income Fund   1,031,326        1,552,975
Emerging Markets Debt Fund          186,247          199,756

The International Fixed Income Fund purchased ($ thousands) $5,601 and sold $6,929 in U.S. government securities, during the six month period ended March 31, 2002.

For Federal income tax purposes, the cost of securities owned at March 31, 2002 and the net realized gains or losses on securities sold for the year then ended were not materially different from the amounts reported for financial reporting purposes. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at March 31, 2002 for the Funds is as follows:


--------------------------------------------------------------------------------
                                                                             Net
                                                                      Unrealized
                      Federal       Appreciated     Depreciated     Appreciation
                     Tax Cost        Securities      Securities   (Depreciation)
                ($ Thousands)     ($ Thousands)   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
International
   Equity Fund     $2,618,694          $210,627       $(205,111)        $ 5,516
Emerging Markets
   Equity Fund        834,694           264,083         (59,833)        204,250*
International Fixed
   Income Fund        890,688             2,084         (34,339)        (32,255)
Emerging Markets
   Debt Fund          414,472            46,192         (15,970)         30,222

*Net of $642,925 accrued foreign capital gains taxes on appreciated securities.


6. FUTURES CONTRACTS
The following Funds had futures contracts open as of March 31, 2002:


--------------------------------------------------------------------------------
Contract            Number of            Market      Settlement      Unrealized
Description         Contracts             Value           Month     Gain/(Loss)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
DJ Euro Stoxx             875       $28,465,322       June 2002        $281,896
FT-SE 100 Index           221        16,603,783       June 2002          13,467
Hang Seng Index            14           988,730      April 2002          14,270
SPI 200 Index              69         3,141,198       June 2002         (33,598)
Topix Index               192        15,631,192       June 2002         (38,987)
                                                                       --------
                                                                       $237,048
                                                                       ========
INTERNATIONAL FIXED INCOME FUND
Japan 10 Year
   Bond                    63       $65,626,287       June 2002        $521,441
                                                                       ========

7. INVESTMENT RISKS
Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet its obligations may be affected by economic and political developments in a specific country, industry or region.


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2002

8. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.


9. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of securities on loan at March 31, 2002, the value of the collateral at March 31, 2002 and the income generated from securities lending during the period ended March 31, 2002, with respect to such loans were as follows:


--------------------------------------------------------------------------------
                                                                 Income Received
                        Market Value        Market Value         from Securities
                of Securities Loaned       of Collateral                 Lending
                       ($ Thousands)       ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund   $169,191            $177,342                    $ --

Amounts designated as "--" are either $0 or have been rounded to $0.

10. OTHER
On March 31, 2002, one shareholder held approximately 86%, 82%, 85%, and 85% of the outstanding shares of the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund, respectively. This shareholder is comprised of omnibus accounts, which are held on behalf of several individual shareholders.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2002   27

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2002


Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

Strategic Fixed Income LLC

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS LOGO

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)


SEI-F-031 (03/02)